Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 16. Leases
The Group has leases of office and warehouse buildings, land, vehicles, machinery and computer hardware. Rental contracts are for fixed terms varying between one and seven years.
Information about leases for which the Group is a lessee is presented below.
Right-of-use assets
Reconciliation of asset balances:

	Land and Buildings [1]	Equipment and Machinery	Vehicles	Computers	Total
Balance as of January 1, 2022	35,582	5,076	—	698	41,356
Addition to right-of-use asset	8,940	2,293	—	1,219	12,452
Depreciation	(4,323)	(1,343)	(7)	(582)	(6,255)
Derecognition of contracts	(437)	(33)	—	—	(470)
Impairment loss	—	(356)	—	—	(356)
Transfers	201	47	61	—	309
Effect of foreign currency exchange differences	(3,887)	(685)	1	(72)	(4,643)
Balance as of December 31, 2022	36,076	4,999	55	1,263	42,393
Addition to right-of-use asset	3,453	538	216	926	5,133
Depreciation	(4,076)	(1,327)	(71)	(696)	(6,170)
Derecognition of contracts	(380)	—	—	(88)	(468)
Impairment loss	(374)	—	—	—	(374)
Transfers	2,132	(2,542)	—	—	(410)
Effect of foreign currency exchange differences	5,610	796	5	144	6,555
Balance as of December 31, 2023	42,441	2,464	205	1,549	46,659
[1]Includes net right-of-use assets of $1,161 (2022: $1,373) with related party WM Partners, LP.
As of December 31, 2023 depreciation expense was recognized as follows: $4,557 was recognized within administrative costs (2022: 4,504) for manufacturing costs, and $1,218 (2022: $1,152) within Administrative expenses.
Impairment loss recognized as of December 31, 2023 in Other expenses, net, relates to the Procaps S.A. de C.V. and Biokemical S.A. de C.V. cash-generating units, and the impairment loss recognized as of December 31, 2022 in Other expenses, net, relates to the Rymco cash-generating unit. Refer to Note 13. Goodwill, net for further information.
Lease Liabilities
The Group’s lease liabilities are guaranteed by the lessor’s title to the leased assets. As of December 31, 2023 and 2022 the Group maintains the following opened balances:

	2023	2022
Non-current	$29,811	$25,139
Current	5,436	9,053
Total	$35,247	$34,192
The remaining contractual maturity and repayment periods of the Group’s leases liabilities are exhibited in Note 29. Financial instruments.
Carrying amounts of lease liabilities are included in Borrowings’ balance, refer to Note 21. Borrowings.
Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	For the year ended December 31
	2023	2022
Interest on lease liabilities	$828	$1,033
Expense relating to leases of low-value assets	450	115
Expense relating to short-term leases	559	862
Amounts recognized in Consolidated Statements of Cash Flows
The total cash outflow for leases amounts to December 31, 2023 $5,992 and (2022: $6,679). The principal amount of the lease liabilities and estimated interest payments contractual maturity and repayment periods are included in Note 29. Financial instruments.